S-K 1602, SPAC Registered Offerings	Dec. 02, 2025
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24 months we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to vote on the extension and to redeem their shares, regardless of whether they abstain, vote for, or against, our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of permitted withdrawals, as defined below), divided by the number of then issued and outstanding public shares, subject to applicable law. We refer to the time period we have to complete an initial business combination, as it may be extended as described above, as the “completion window”. If we are unable to complete our initial business combination within the completion window, as the case may be, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of permitted withdrawals, as defined below, and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, which redemption will constitute full and complete payment for the public shares and completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to our obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law. The redemption rights will also include the requirement that any beneficial owner on whose behalf a redemption right is being exercised must identify itself in order to validly redeem its shares. We are permitted to withdraw amounts from the trust account (i) to fund our working capital requirements, which amount will be the lesser of $500,000 or 5% of the annual interest earned on the trust account, and (ii) to pay our taxes (other than excise taxes, if any), provided that all permitted withdrawals can only be made (x) from interest and not from the principal held in the trust account and (y) only to the extent such interest is in amount sufficient to cover the permitted withdrawal amount (“permitted withdrawals”).
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of October 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.25	$6.70	$3.30	$5.85	$4.15	$4.29	$5.71	$0.55	$9.45
Assuming No Exercise of Over-Allotment Option
$7.25	$6.71	$3.29	$5.86	$4.14	$4.30	$5.70	$0.60	$9.40

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Securities Offered, Material Terms [Text Block]	10,000,000 units (or 11,500,000 units if the underwriter’s over-allotment option is exercised in full), at $10.00 per unit, each unit consisting of:one Class A ordinary share; andone quarter (1/4) of one warrant, each whole warrant entitling the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment as described in this prospectus.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our Sponsor’s investment in our founder shares, our private placement warrants and our private placement units may be worthless.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
United Acquisition SPAC LLC	3,833,333 Class B ordinary shares (includes 500,000 shares subject to forfeiture if the over-allotment option is not exercised and 100,000 shares that were transferred to our independent directors)(1)(2)	$25,000

	2,333,333 private placement warrants (or 2,383,333 warrants if the over-allotment is exercised in full) to be purchased simultaneously with the closing of this offering	$1,750,000 (or up to $1,787,500 if the over-allotment is exercised in full)

	175,000 private placement units (or 178,750 units if the over-allotment is exercised in full) to be purchased simultaneously with the closing of this offering	$1,750,000 (or up to $1,787,500 if the over-allotment is exercised in full)

	Up to $500,000	Repayment of loans made to us to cover offering related and organizational expenses

	$20,000 per month	Office space located at 7100 W. Camino Real, Suite 302-48, Boca Raton, Florida 33433, administrative and shared personnel support services

	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at the business combination at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

(1)	The number of Class B ordinary shares, and the forfeiture mechanism underlying the Class B ordinary shares, has been determined in order to ensure that the Class B ordinary shares will represent 25% of the outstanding ordinary shares (excluding any shares underlying the private securities) upon completion of this offering and the exercise of the underwriter’s over-allotment option, if any. If we increase or decrease the size of this offering pursuant to Rule 462(b) under the Securities Act, we will effect a share dividend or a share contribution back to capital, as applicable, immediately prior to the consummation of the offering, in such amount as to maintain the collective ownership of the initial shareholders, prior to this offering at approximately 25% of our issued and outstanding ordinary shares (excluding any shares underlying the private securities) upon the consummation of this offering. The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to the adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts issued in this offering and related to the closing of our initial business combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree, in their sole discretion, to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of (i) the total number of all ordinary shares outstanding upon the completion of the offering (excluding any shares underlying the private securities), plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued, in connection with the closing of the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent units issued to our Sponsor or any of its affiliates or to our officers or directors upon conversion of working capital loans) minus (iii) any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination; provided that such conversion of founder shares will never occur on a less than one-for-one basis. The anti-dilution provisions in our Class B ordinary shares may result in the issuance of additional shares to the holders of Class B ordinary shares and material dilution to the public shareholders’ equity interests.

(2)	In November 2025, our Sponsor transferred 25,000 founder shares to each of our independent directors, in each case at the same per-share purchase price paid by our Sponsor. The founder shares held by our independent directors will not be subject to forfeiture in the event the underwriter’s over-allotment option is not exercised. In In addition, Mr. Hasara, one of our directors, will own membership interests representing an economic interest in 100,000 founder shares.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because our Sponsor acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. As a result, our initial shareholders could make a substantial profit after our initial business combination even if our public shareholders lose money on their investment as a result of a decrease in the post-combination value of their Class A ordinary shares. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Certain members of our management team may have potential conflicts of interest as identified below:Members of our management team and our independent directors will directly or indirectly own founder shares, private placement shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.The price that the members of our management team paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.In the event we do not consummate a business combination within the completion window, and unless the time for us to consummate a business combination has been extended, the founder shares, the private placement shares and the private placement warrants (and the shares into which they are exercisable) may become worthless, which could create an incentive our officers and directors to complete a transaction even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.Each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity.Certain of our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination.Our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “Risk Factors - Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.” and “- We may engage in a business combination with one or more target businesses that have relationships with entities that may be affiliated with our Sponsor, officers, directors or existing holders which may raise potential conflicts of interest.”
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Increase attributable to public shareholders	7.29	7.29	6.75	6.74	5.90	5.89	4.34	4.33	0.64	0.59
Pro forms net tangible book value after this offering and the sale of the placement shares	7.25	7.25	6.71	6.70	5.86	5.85	4.30	4.29	0.60	0.55
Dilution to public shareholders	$2.75	$2.75	$3.29	$3.30	$4.14	$4.15	$5.70	$5.71	$9.40	$9.45
Percentage of dilution to public shareholders	27.50%	27.50%	32.90%	33.00%	41.40%	41.50%	57.00%	57.10%	94.00%	94.50%
Numerator:
Net tangible book deficit before this offering	$(169,392)	$(169,392)	$(169,392)	$(169,392)	$(169,392)	$(169,392)	$(169,392)	$(169,392)	$(169,392)	$(169,392)
Net proceeds from this offering and the sale of the placement shares(1)	102,250,000	117,250,000	102,250,000	117,250,000	102,250,000	117,250,000	102,250,000	117,250,000	102,250,000	117,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	182,930	182,930	182,930	182,930	182,930	182,930	182,930	182,930	182,930	182,930
Less: Deferred underwriting commissions	(3,500,000)	(4,025,000)	(2,625,000)	(3,018,750)	(1,750,000)	(2,012,500)	(875,000)	(1,006,250)	-	-
Less: Overallotment liability	(109,800)	-	(109,800)	-	(109,800)	-	(109,800)	-	(109,800)	-
Less: Amounts paid for redemptions(2)	-	-	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
Total	$98,653,738	$113,238,538	$74,528,738	$85,494,788	$50,403,738	$57,751,038	$26,278,738	$30,007,288	$2,153,738	$2,263,538
Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)	-	(500,000)	-	(500,000)	-	(500,000)	-	(500,000)	-
Ordinary shares offered and sale of placement shares	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Less: Ordinary shares redeemed	-	-	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
Placement shares	275,000	293,750	275,000	293,750	275,000	293,750	275,000	293,750	275,000	293,750
Total	13,608,333	15,627,083	11,108,333	12,752,083	8,608,333	9,877,083	6,108,333	7,002,083	3,608,333	4,127,083

(1)	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.15 per unit, or $1,500,000 in the aggregate (or $1,725,000 if the underwriter’s over-allotment option is exercised in full), payable to the underwriter in this offering (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.35 per unit $3,500,000 in the aggregate or up to an additional $4,025,000 in the aggregate if the underwriter’s over-allotment option is exercised in full payable to the underwriter in the Proposed Offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our Sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase public shares or public warrants in privately-negotiated transactions or in the open market either prior to or following the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business - Permitted purchases and other transactions with respect to our securities.”

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]	The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants, and (B) assume the issuance of 10,000,000 Class A ordinary shares (or 11,500,000 Class A ordinary shares if the over-allotment option is exercised in full) and 3,833,333 founder shares (up to 500,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-for-one basis upon conversion of the Class B ordinary shares.